Financial Instruments and Risk Management - Summary of Maturity Profile of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest bearing loans and borrowings	$ 5,480,993	$ 5,426,561
Private Placement liability and derivative		4,058,199
Interest to be paid	1,499,488	1,937,447
Accounts payables	236,382	244,581
Forward foreign currency contracts	1,067,497
Accrued expenses and other current liabilities	308,757	257,654
Other non-current liabilities	25,652	171,281
Total	8,618,769	12,095,723
3 Months or Less
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest bearing loans and borrowings	55,897	74,941
Interest to be paid	121,883	132,999
Accounts payables	236,382	244,581
Forward foreign currency contracts	43,758
Accrued expenses and other current liabilities	186,299	189,073
Total	644,219	641,594
3 Months to 1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest bearing loans and borrowings	434,480	195,947
Interest to be paid	182,730	276,882
Forward foreign currency contracts	473,229
Accrued expenses and other current liabilities	122,458	68,581
Total	1,212,897	541,410
1 to 2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest bearing loans and borrowings	214,181	490,586
Interest to be paid	287,064	382,834
Forward foreign currency contracts	550,510
Other non-current liabilities	25,652	171,281
Total	1,077,407	1,044,701
2 to 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest bearing loans and borrowings	2,914,660	2,033,506
Private Placement liability and derivative		4,058,199
Interest to be paid	631,732	751,157
Total	3,546,392	6,842,862
Over 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest bearing loans and borrowings	1,861,775	2,631,581
Interest to be paid	276,079	393,575
Total	$ 2,137,854	$ 3,025,156